RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6 - RELATED PARTY TRANSACTIONS

The relationship and the nature of related party transactions are summarized as follows:

Name of Related Party	Relationship to the Company	Nature of Transactions
Ford Glory Holdings Limited (“FGH”)	Intermediate Shareholder of GTI	Working Capital Advances
Ford Glory International Limited, or FGIL	Affiliate, subsidiary of FGH	Sales / Purchases
Value Plus (Macao Commercial Offshore) Limited (“VPMCO”)	Affiliate, subsidiary of FGH	Purchases
Jiangmen V-Apparel Manufacturing Limited	Affiliate, subsidiary of FGH	Working Capital Advances
Wealth Choice Limited, or WCL	Shareholder of Victory Apparel	Working Capital Advances

Pursuant to the terms of a sale and purchase agreement between one of the Company’s current individual shareholders and Victory City Investments Limited, the ultimate 51% shareholder of FGIL, dated July 13, 2016 (the “Sale and Purchase Agreement”), and effective since August 1, 2016, all rights, interests and benefits of any contracts that FGIL had at that time with any of the Company’s customers for products manufactured or to be manufactured by the Company, together with the costs and obligations relating to those contracts were transferred to the Company. Thereafter, the Company has been selling directly to the end customers and no longer through its affiliate, FGIL.

Related party balances:

a.	Accounts receivable – related party:

Accounts receivable from related party represents amounts owed to us by FGIL for sales to end customers made during the transition period of the support arrangement, as described below (see a. Sales to related party) and consisted of the following:

	As of September 30, 2017	As of March 31, 2017
FGIL	$6,107,017	$2,343,892

b.	Other receivables – related party:

	As of September 30, 2017	As of March 31, 2017
WCL	$-	$336,746

The balance due from WCL was interest-free and due upon demand. The balance as of March 31, 2017 was fully collected from WCL on June 15, 2017.

c.	Due from shareholders:

	As of September 30, 2017	As of March 31, 2017
Two individual shareholders	$-	$353,175
Merlotte Enterprise Limited	-	339,325
	$-	$692,500

The balance as of March 31, 2017 was fully collected from shareholders on May 8, 2017.

Related party transactions:

a.	Sales to related party:

Before August 2016, the Company sold merchandise to end customers through FGIL during the ordinary course of business. The sales made to FGIL consists of the following:

	For the three months ended September 30,
	2017	2016
FGIL	$-	$4,950,759

	For the six months ended September 30,
	2017	2016
FGIL	$-	$23,420,657

Pursuant to the Sale and Purchase Agreement, the Company has all rights, interests and benefits of the sales agreements signed with end customers since August 2016, together with the costs and obligations of such agreements. The Sale and Purchase Agreement provides for a transition period commencing August 1, 2016 and expect to end before March 31, 2018, during which FGIL receives no additional fees for such transitional services. For the three months ended September 30, 2017, $23,413,053 of sales were made with the support from FGIL. For the six months ended September 30, 2017, $42,185,022 of sales were made to end customers with the support from FGIL.

b.	Purchases from related parties:

Before August 2016, the Company periodically purchased merchandise or raw materials from its affiliates during the ordinary course of business. The purchases from related parties consist of the following:

	For the three months ended September 30,
	2017	2016
VPMCO	$-	$666,481
FGIL	-	133,287
	$-	$799,768

	For the six months ended September 30,
	2017	2016
VPMCO	$-	$5,161,133
FGIL	-	919,459
	$-	$6,080,592

7. RELATED PARTY TRANSACTIONS

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Ford Glory Holdings Limited (“FGH”)	Intermediate Shareholder of GTI	Working Capital Advances
Ford Glory International Limited, or FGIL	Affiliate, subsidiary of FGH	Sales / Purchases
Value Plus (Macao Commercial Offshore) Limited, or VPMCO	Affiliate, subsidiary of FGH	Purchases
Jiangmen V-Apparel Manufacturing Limited	Affiliate, subsidiary of FGH	Working Capital Advances
Wealth Choice Limited, or WCL	Shareholder of Victory Apparel	Working Capital Advances

Pursuant to the terms of a sale and purchase agreement between one of the Company’s current individual shareholders and Victory City Investments Limited, the ultimate 51% shareholder of FGIL, dated July 13, 2016 (the “Sale and Purchase Agreement”), and effective since August 1, 2016, all rights, interests and benefits of any contracts that FGIL had at that time with any of the Company’s customers for products manufactured or to be manufactured by the Company, together with the costs and obligations relating to those contracts were transferred to the Company. Thereafter, the Company began to sell directly to the end-customers and no longer through its affiliate, FGIL.

Related party balances:

a.	Accounts receivable – related party:

Accounts receivable from related party in connection with the collection of accounts receivable from end-customers on behalf of the Company due to the support arrangement during the transition period as described below (see a. Sales to related party) consisted of the following:

	As of March 31, 2017	As of March 31, 2016
FGIL	$2,343,892	$-

b.	Other receivable – related party:

	As of March 31, 2017	As of March 31, 2016
WCL	$336,746	$-

The balance due from WCL is interest-free and due upon demand. The balance as of March 31, 2017 has been fully collected from WCL on June 15, 2017.

c.	Due from shareholders:

	As of March 31, 2017	As of March 31, 2016
Two individual shareholders	$353,175	$-
Merlotte Enterprise Limited	339,325	-
	$692,500	$-

The balance as of March 31, 2017 has been fully collected from shareholders on May 8, 2017.

d.	Accounts payable – related party:

Accounts payable to related party in connection with purchase transactions consisted of the following:

	As of March 31, 2017	As of March 31, 2016
FGIL	$-	$5,882,673

e.	Due to related parties:

Amounts due to related parties for working capital advances consisted of the followings:

	As of March 31, 2017	As of March 31, 2016
FGH	$-	$309,276
Jiangmen V-Apparel Manufacturing Ltd.	-	37,209
	$-	$346,485

The balances due to related parties are interest-free and due upon demand.

Related party transactions:

a.	Sales to related party:

Before August 2016, the Company sold merchandise to end-customers through its affiliate during the ordinary course of business. The sales made to related party consists of the following:

	For the years ended March 31,
	2017	2016
FGIL	$23,350,919	$50,195,342

Pursuant to the Sale and Purchase Agreement the Company has all rights, interests and benefits of the sales agreements signed with end-customers since August 2016, together with the costs and obligations of those shall all belong to the Company. During the transition period, the Company’s affiliate supports the Company to complete the transition with no additional fees charged. For the year ended March 31, 2017, $32,646,365 of sales was made with the support from FGIL with no profit earned and no fee charged by FGIL.

b.	Purchases from related parties:

Before August 2016, the Company periodically purchased merchandise or raw materials from its affiliates during the ordinary course of business. The purchases from related parties consist of the following:

	For the years ended March 31,
	2017	2016
VPMCO	$5,161,134	$20,350,780
FGIL	919,459	6,010,149
	$6,061,202	$26,360,929

For the year ended March 31, 2017, $2,162,525 and $562,644 of purchases were made with the support from VPMCO and FGIL with no profit earned and no fee charged, respectively.